23-Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
23-Commitments And Contingencies [Text Block]
23—COMMITMENTS AND CONTINGENCIES

23-1 Commitments

The Company currently has commitments regarding its operating leases as described in Note 12-2.

F-35

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The Company also has commitments regarding its Convertible Debentures and Warrants. Under the terms of the registration rights agreement the Company entered into in connection with the October 2007 private placement, the Company agreed to secure the registration of a portion of the securities deliverable upon conversion of the Convertible Debentures and in payment of interest under the Convertible Debentures by certain dates, and the Company agreed to secure the registration of the remaining securities deliverable on conversion of the Convertible Debentures and all of the securities deliverable upon exercise of the Warrants by certain dates, with penalties, including payment of liquidated damages in case of a default of these commitments. Also, the Company committed to a certain number of covenants regarding its convertible debentures and Warrants, and any event of default on these covenants could require the early repayment of the Convertible Debentures at the mandatory default amount, including all other amounts of interest, costs, expenses and liquidated damages due in respect of the defaulted Convertible Debentures.

23-2 Litigation

As of the date of these financial statements, the Company is not involved in any material legal proceedings.

23-3 Contingencies

The Company currently has contingencies relating to warranties provided to customers for products as described in Note 1-13 and Note 11.